Concentration Risk	9 Months Ended
Sep. 30, 2025
Concentration Risk [Abstract]
CONCENTRATION RISK
16.	CONCENTRATION RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customer who represent 10% or more of the Group’s total revenue.

	For the nine months ended September 30,
	2024	2025
Percentage of the Group’s total revenue
Customer A	14%	10%
Customer B	20%	23%
Customer C	16%	15%

The following table sets forth a summary of single customer who represent 10% or more of the Group’s total accounts receivable:

	December 31,	September 30,
	2024	2025
Percentage of the Group’s accounts receivable
Customer D	10%	12%
Customer E	22%	14%
Customer F	15%	13%
Customer G	16%	10%

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the nine months ended September 30,
	2024	2025
Percentage of the Group’s total purchase
Supplier A	14%	15%
Supplier B	14%	15%
Supplier C	*	12%

*	represent percentage less than 10%